2002 Semiannual Shareholder Report       Delaware
-------------------------------------    Investments(SM)
- Delaware Retirement Income Fund        ---------------------------------------
- Delaware Small Cap Contrarian Fund     A member of Lincoln Financial Group (R)

June 11, 2002

Dear Shareholder:
Recap of Events - During the six months ended May 31, 2002, the economy showed signs of renewed strength after a brief and mild recession that appeared to end in November.

In the first quarter of 2002, the U.S. economy grew by an annualized rate of 6.1%, as measured by gross domestic product (GDP). However, unemployment rates continued to rise, peaking at a 7 1/2 year high of 6% in April. Meanwhile, corporations struggled to resume steady and strong sales and earnings growth.

The Federal Reserve's aggressive interest rate cuts (11 reductions to the fed funds interest rate throughout 2001) are beginning to take effect. It can take nine months or longer for interest rate reductions to be felt throughout the economy. However, the effects have yet to be reflected in rising corporate profits or renewed investor confidence. Complicating things is the skepticism investors have displayed regarding corporate accounting practices in the aftermath of the Enron meltdown and discouraging revelations elsewhere. Clearly, it will take time to shake off the negativity surrounding market news coming out of this very difficult period.

Delaware Retirement Income Fund returned +9.28% (Class A shares at net asset value with distributions reinvested) for the six month period ended May 31, 2002. The Fund outperformed both its benchmark index as measured by the S&P 500 Index, which fell -5.67%, and the Lipper Income Funds Average, which gained +1.10% for the same period.

Delaware Small Cap Contrarian Fund returned +14.24% (Class A shares at net asset value with distributions reinvested) for the six-month period ended May 31, 2002. The Fund trailed its benchmark, the Russell 2000 Value Index, which gained a healthy +16.40% for the period, along with the Lipper Small Cap Value Funds Average, which rose +14.83%.

Small-cap stocks have enjoyed strong performance in recent months. More economically sensitive sectors have generally fared better than their more defensive counterparts. These strong sectors included basic industries (papers, chemicals, and forest products), capital spending stocks (engineering and construction as well as agricultural equipment), consumer cyclicals (homebuilders, furniture manufacturers, and appliances) and consumer services, such as retail.

Market Outlook-- We expect to continue to see much volatility in the stock market, as investors remain skeptical in the wake of the Enron collapse and other corporate accounting and reporting uncertainties. Investors will need compelling reasons to begin buying and holding stocks again, which should happen naturally once corporations begin reporting profit growth amidst the economic recovery.

SA-129 [5/02] CC 7/02                                                    (J8442)

Barring an energy crisis or a worsening of the situation in the Middle East, we think investors could see strong earnings improvements in the second half of 2002, within the context of a fairly modest economic recovery. Ultimately, we expect that steady economic growth, low inflation, low interest rates and high levels of productivity all point to improved profitability in the coming months. Due to the modest expected rate of economic recovery, we do not expect to see any interest rate increases for at least several months.

Overall, we see plenty of investment opportunities beginning to unfold. We expect that long-term investors will continue to benefit from the broad diversification and conservative, value-oriented investment style that both these funds offer. Thank you for your continued confidence in, and commitment to, Delaware Investments.


/s/ Charles E. Haldeman, Jr.

Charles E. Haldeman, Jr.
Chairman,
Delaware Investments Family of Funds


/s/ David K. Downes

David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Portfolio Management Reviews
----------------------------

Delaware Retirement Income Fund
During the six-month period ended May 31, 2002, your Fund returned +9.28% (Class A shares at net asset value with distributions reinvested). As a result, the Fund surpassed both its Lipper peer group and benchmark index. The S&P 500 Index fell -5.67% while the 113 funds composing the Lipper Income Funds Average rose by an average +1.10% during the same period. We believe the Fund's relative strong performance can be attributed to our bottom-up approach of selecting both stocks and bonds along with our value-oriented investment discipline.

Investors remained uncertain about market conditions during the period, despite the positive economic statistics released in March indicating a rise in personal income and spending, consumer confidence, and home sales. The Fed has decided to leave interest rates unchanged in the hopes that their initial reductions made last year will take effect soon and fuel a healthy recovery to the market. We believe the Fund benefited from our continued strategy of seeking dividend-paying stocks, as general market conditions favored this approach.

The Fund's make-up was evenly dividend amongst bonds and stocks as of period end. Throughout the period, the equity portion of the Fund remained well diversified, which we believe may have acted as a hedge against any market volatility. The Fund also benefited from holdings of high-yield corporate bonds and an overweight equity position versus our benchmark index in the banking, finance, and insurance sector.

The Fund took advantage of positive contributions from within a variety of sectors during the period. Leisure, lodging, & entertainment company, Host Marriott, along with Bank of America, positioned in the banking, finance, & insurance sector, both produced favorable returns. Despite our diversified allocation, disappointing returns during the period were found in Ford Motor Company, which has since been eliminated from the portfolio.

Along with non-convertible corporate bonds, the Fund also invests in convertible bonds and convertible preferred stocks to round off our fixed-income holdings. High-yield securities have been on the rise after years of poor performance and continue to exhibit strong income potential. Our largest fixed-income holdings as of May 31, 2002 include bonds rated B and BB according to Standard and Poor's.

The Fund continued to hold a diverse range of corporate bonds throughout the period. Our largest allocation within corporate bonds was cable, media & publishing, utilities, and leisure, lodging & entertainment sector.

As economic data enters the market, it is becoming more apparent that any recovery will take longer than analysts first predicted. We think that the second half of your Fund's fiscal year looks promising, as we are hopeful that earnings and investor confidence will increase. We believe that your Fund is well positioned for such a recovery and is in sync with its long-term investment objective.

Delaware Small Cap Contrarian Fund
In an environment marked by investor cynicism, accounting scandals, earning warnings, and executive indecorum, some segments of the overall U.S. stock market actually did rise in value. Such was the case with small-cap stocks, and the benchmark Russell 2000 Value Index which gained a robust +16.40% for the six-month period ended May 31, 2002. Very close behind in performance was your Fund, which gained +14.24% (Class A shares at net asset value with distributions reinvested) for the same period. By comparison, large-cap stocks performed poorly during the same period, the Dow Jones Industrial Average gaining a meager +1.67% and the broader S&P 500 Index falling -5.67%.

Strength in performance of the Fund rested in a belief among investors that smaller companies might well experience greater relative earnings gains than their larger siblings with the economy's inevitable rebound. Evidence of an economic turnaround could be found in numerous market data for the first quarter of 2002, from the GDP gain of 5.6 percent to the 84 percent of companies that either met or exceeded market expectation for earnings.

The Fund did experience some weak spots for the period, as its capital spending stocks were off to the downside. A particular issue that moved lower was Covanta Energy. A provider of such services as independent power generation and waste-to-energy consulting, Covanta was negatively impacted in part by the Enron scandal, and is no longer a holding of the Fund.

The Fund also underperformed its benchmark due to a less-than-strong showing among consumer cyclical stocks. Although some furniture-retailing stocks were up, the loss incurred by Recoton helped to mute this sector's results. Recoton, an electronics manufacturer that recently has had to undergo a restructuring of its video gaming unit, was no longer a holding as of period end.

On the up side, performance of the Fund's consumer staples holdings outpaced those in the benchmark, with beverage producer Constellation Brands in the Fund's food, beverage, and tobacco sector leading the way. The portfolio's energy sector also performed well, gaining 20 percent as a group and nearly doubling the performance of the energy issues found in the Fund's benchmark index. Some of the best individual returns came in the Fund's consumer services positions. Entertainment/software producer Take-Two Interactive Software produced a dramatic 84 percent return during the six- month period.

Although we were encouraged by the six-month return, there are nonetheless concerns about the stock market as we move into the second half of 2002. Despite the promising economic and corporate data that has been made available to the investing community, the equity markets continue to undulate, due in part to non-fundamental concerns such as international instability and corporate accounting improprieties. But the primary financial issue going forward still appears to be the quantity and quality of earnings.

Delaware Retirement Income Fund
-------------------------------

Fund Objective:
The Fund seeks to provide high current income and an investment that has the potential for capital appreciation.

Total Fund Net Assets:
As of May 31, 2002
$3.44 million

Number of Holdings:
As of May 31, 2002
170

Your Fund Managers:
Peter C. Andersen received a Master's degree in finance from Harvard University and a Master's degree in Physics from Yale University. Prior to joining Delaware Investments in 2000, Mr. Andersen was a portfolio manager at Conseco Capital Management, where he managed high-yield portfolios for both institutional and retail products. Mr. Andersen is a CFA charterholder.

Damon J. Andres earned a bachelor's degree in Business Administration with an emphasis in finance and accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, Mr. Andres performed investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia. He is also co-manager of Delaware REIT Fund.

Nancy M. Crouse began her career in finance at Philadelphia National Bank. Before joining Delaware in 1993, she served as Vice President at CoreStates Investment Advisers, where she performed securities analysis and managed balanced portfolios. Ms. Crouse is a CFA charterholder.

Jude T. Driscoll is Executive Vice President/Head of Fixed Income at Delaware Investments. Prior to joining Delaware in 2000, Mr. Driscoll was Senior Vice President, Director of Fixed Income at Conseco Capital Management, where he managed bank loan, high-yield, and general insurance portfolios.

Delaware Small Cap Contrarian Fund
-----------------------------------

Fund Objective:
The Fund seeks long-term capital appreciation.

Total Fund Net Assets:
As of May 31, 2002
$3.30 million

Number of Holdings:
As of May 31, 2002
108

Your Fund Managers:
Andrea Giles has primary responsibility for making day-to-day investment decisions for the Fund. Ms. Giles holds a BSAD from the Massachusetts Institute of Technology and an MBA in finance from Columbia University. Prior to joining Delaware Investments in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

Christopher S. Beck has been in the investment business for 17 years, starting with Wilmington Trust in 1981. Prior to joining Delaware in May 1997, he managed the small cap value fund for two years at Pitcairn Trust Company. He is senior portfolio manager of the Delaware Small Cap Value Fund.

Performance Summary

Average Annual Total Returns
For the period ended May 31, 2002
                                                    Lifetime*      Five Years        One Year         Six Months

Delaware Retirement Income Fund*
Class A (Est. 12/2/96)
     Excluding Sales Charge                          +11.09%         +8.93%           + 5.29%            + 9.28%
     Including Sales Charge                           +9.89%         +7.64%           - 0.72%            + 3.03%

Institutional Class (Est. 12/2/96)                   +11.09%         +8.93%           + 5.29%            + 9.28%

Lipper Income Funds Average (113 funds)               +6.33%         +5.86%           - 0.22%            + 1.10%
Standard & Poor's 500 Index                           +8.49%         +6.13%           -13.84%            - 5.67%

Delaware Small Cap Contrarian Fund*
Class A (Est. 12/29/98)
     Excluding Sales Charge                          +15.78%                          +16.12%            +14.24%
     Including Sales Charge                          +13.79%                          + 9.42%            + 7.66%

Institutional Class (Est. 12/29/98)                  +15.78%                          +16.12%            +14.24%

Lipper Small-Cap Value
     Funds Average (313 Funds)                       +14.19%        +10.87%           +12.31%            +14.83%
Russell 2000 Index                                    +5.70%        + 6.40%            -0.50%            + 6.46%
Russell 2000 Value Index                             +12.89%        +11.29%           +15.41%            +16.40%


Class A and Institutional class results shown above assume reinvestment of all distributions. Class A returns are based on net asset value and, where indicated, a 5.75% maximum front-end sales charge. Returns and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original share price. No 12b-1 fees were imposed on Class A shares for the periods shown and had such charges been imposed, returns would have been lower. Class B and C shares were not offered during the periods shown. Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The Lipper categories represent the average return of specific mutual funds tracked by Lipper (Source: Lipper Inc.). The Standard & Poor's 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. The Russell 2000 Index is an unmanaged composite that tracks the stocks of 2,000 U.S. companies with small market capitalizations. The Russell 2000 Value Index is an unmanaged composite that measures the stocks of small, value-oriented companies. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for all classes of both Funds during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

This report is for the information of Delaware Retirement Income Fund and Delaware Small Cap Contrarian Fund shareholders. The current prospectuses for the Funds set forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest or send money. Summary investment results are documented in the Funds' current Statements of Additional Information.

*Lifetime returns for the S&P 500 Index and the Lipper Income Funds Average assumes a start date of December 31, 1996. The lifetime returns for the Lipper Small-Cap Value Funds Average, Russell 2000 Index, and Russell 2000 Value Index assumes a start date of December 31, 1998.

Statement of Net Assets


DELAWARE RETIREMENT INCOME FUND
-------------------------------

May 31, 2002 (Unaudited)
                                                            Number of     Market
                                                             Shares        Value
Common Stock- 39.58%
Banking, Finance & Insurance - 6.64%
Bank of America                                              1,018     $  77,174
Crescent Real Estate Equities                                2,900        56,550
JP Morgan Chase                                                900        32,355
Mellon Financial                                             1,700        63,070
                                                                       ---------
                                                                         229,149
                                                                       ---------
Chemicals - 4.34%
+Air Products & Chemicals                                    1,700        85,255
Rohm & Haas                                                  1,700        64,056
                                                                       ---------
                                                                         149,311
                                                                       ---------
Computers & Technology - 1.78%
Pitney Bowes                                                 1,500        61,425
                                                                       ---------
                                                                          61,425
                                                                       ---------
Consumer Products - 1.89%
Kimberly-Clark                                               1,000        64,920
                                                                       ---------
                                                                          64,920
                                                                       ---------
Electronics & Electrical Equipment - 2.02%
Emerson Electric                                             1,200        69,420
                                                                       ---------
                                                                          69,420
                                                                       ---------
Energy - 2.91%
ChevronTexaco                                                  600        52,350
Exxon Mobil                                                  1,200        47,916
                                                                       ---------
                                                                         100,266
                                                                       ---------
Food, Beverage & Tobacco - 4.18%
Heinz (H.J.)                                                 1,500        60,945
PepsiCo                                                      1,600        83,168
                                                                       ---------
                                                                         144,113
                                                                       ---------
Industrial Machinery - 2.73%
Deere & Company                                              2,000        94,000
                                                                       ---------
                                                                          94,000
                                                                       ---------
Leisure, Lodging & Entertainment - 2.67%
Host Marriott                                                8,000        91,840
                                                                       ---------
                                                                          91,840
                                                                       ---------
Mutual Fund - 2.54%
Gladstone Capital                                            4,700        87,420
                                                                       ---------
                                                                          87,420
                                                                       ---------
Real Estate - 4.82%
FBR Asset Investment                                         2,500        85,375
Ramco-Gershenon Properties                                   4,100        80,565
                                                                       ---------
                                                                         165,940
                                                                       ---------
Telecommunications - 1.20%
SBC Communications                                           1,200        41,148
                                                                       ---------
                                                                          41,148
                                                                       ---------
Utilities - 1.86%
Duke Energy                                                  2,000        64,020
                                                                       ---------
                                                                          64,020
                                                                       ---------
Total Common Stock (cost $1,196,939)                                   1,362,972
                                                                       ---------

Delaware Retirement Income Fund

                                                           Principal      Market
                                                            Amount        Value
Corporate Bonds- 21.61%
Aerospace & Defense - 0.30%
Alliant Techsys 8.50% 5/15/11                              $ 2,000       $ 2,140
Atlas Air 10.75% 8/1/05                                      2,000         1,350
BE Aerospace 9.50% 11/1/08                                   4,000         3,880
Sequa 9.00% 8/1/09                                           3,000         3,045
                                                                         -------
                                                                          10,415
                                                                         -------
Automobiles & Automotive Parts - 0.72%
Advance Stores 10.25% 4/15/08                                5,000         5,338
Collins & Aikman Products 9.75% 2/15/10                      4,000         4,205
Collins & Aikman Products 144A 10.75% 12/31/11               4,000         4,205
CSK Auto 144A 12.00% 6/15/06                                 5,000         5,400
Venture Holdings 12.00% 6/1/09                               8,000         5,480
                                                                         -------
                                                                          24,628
                                                                         -------
Banking, Finance & Insurance - 0.58%
Fairfax Financial Holdings 7.75% 12/15/03                    7,000         6,728
Finova Group 7.50% 11/15/09                                 10,000         3,600
Sovereign Bancorp 10.50% 11/15/06                            5,000         5,575
Western Financial Bank 9.625% 5/15/12                        4,000         4,060
                                                                         -------
                                                                          19,963
                                                                         -------
Building & Materials - 0.26%
Building Materials 7.75% 7/15/05                             4,000         3,535
Continental Homes Holding 10.00% 4/15/06                     2,000         2,065
DR Horton 9.75% 9/15/10                                      3,000         3,210
                                                                         -------
                                                                           8,810
                                                                         -------
Cable, Media & Publishing - 2.49%
++Charter Communication Holdings 10.75% 10/1/09             11,000        10,229
Charter Communications Holdings 144A 12.125% 1/15/12        25,000        12,562
CSC Holdings
   9.875% 2/15/13                                            3,000         2,993
   10.50% 5/15/16                                            4,000         4,080
Echostar Broadband 10.375% 10/1/07                          12,000        12,629
Insight Midwest
   9.75% 10/1/09                                             5,000         5,000
   10.50% 11/1/10                                            4,000         4,090
Lodgenet Entertainment 10.25% 12/15/06                       7,000         7,105
Mediacom Broadband 11.00% 7/15/13                            4,000         4,090
Panamsat 144A 8.50% 2/1/12                                   4,000         4,030
Paxson Communications 10.75% 7/15/08                         4,000         4,350
Rogers Cablesystems 10.00% 3/15/05                           9,000         9,686
Von Hoffman 144A 10.25% 3/15/09                              2,000         2,088
WRC Media 12.75% 11/15/09                                    3,000         3,143
                                                                         -------
                                                                          86,075
                                                                         -------
Chemicals - 1.19%
Avecia Group PLC 11.00% 7/1/09                               4,000         4,050
Huntsman International 144A 9.875% 3/1/09                    7,000         7,210
IMC Global 6.55% 1/15/05                                     5,000         4,831
Lyondell Chemical 9.875% 5/1/07                              5,000         4,913
MacDermid 9.125% 7/15/11                                     5,000         5,350
Solutia
   6.50% 10/15/02                                            9,000         8,530
   6.72% 10/15/37                                            7,000         6,079
                                                                         -------
                                                                          40,963
                                                                         -------
Computers & Technology - 0.21%
Asat Finance 12.50% 11/1/06                                  5,200         4,394
Avaya 11.125% 4/1/09                                         3,000         2,985
                                                                         -------
                                                                           7,379
                                                                         -------

Delaware Retirement Income Fund

                                                          Principal     Market
                                                           Amount        Value
Corporate Bonds (Continued)
Consumer Products - 0.81%
Albecca 10.75% 8/15/08                                    $ 4,000       $ 4,465
American Greetings 11.75% 7/15/08                           5,000         5,450
Petco Animal 144A 10.75% 11/1/11                            7,000         7,700
Remington Arms 9.50% 12/1/03                                5,000         4,913
Salton 12.25% 4/15/08                                       5,000         5,325
                                                                        -------
                                                                         27,853
                                                                        -------
Electronics & Electrical Equipment - 0.16%
Chippac International 12.75% 8/1/09                         5,000         5,475
                                                                        -------
                                                                          5,475
                                                                        -------
Energy - 1.08%
Compton Petro 144A 9.90% 5/15/09                            5,000         5,100
Denbury Management 9.00% 3/1/08                             2,000         2,010
Denbury Resources 9.00% 3/1/08                              3,000         3,015
El Paso Partners 8.50% 6/1/11                               6,000         6,119
Grant Prideco 9.625% 12/1/07                                5,000         5,288
Swift Energy 9.375% 5/1/12                                  3,000         2,993
Vintage Petroleum 144A 8.25% 5/1/12                         5,000         4,950
Vintage Petroleum
   7.875% 5/15/11                                           4,000         3,700
   9.00% 12/15/05                                           4,000         4,060
                                                                        -------
                                                                         37,235
                                                                        -------
Environmental Services - 0.66%
Allied Waste NA 8.875% 4/1/08                              20,000        20,550
Synagro Technologies 144A 9.50% 4/1/09                      2,000         2,070
                                                                        -------
                                                                         22,620
Food, Beverage & Tobacco - 1.31%
Agrilink Foods 11.875% 11/1/08                              2,000         2,100
B&G Food 144A 9.625% 8/1/07                                 5,000         5,181
Constellation 8.125% 1/15/12                                7,000         7,201
DiGiorgio 10.00% 6/15/07                                    9,000         9,237
Dimon 9.625% 10/15/11                                       3,000         3,195
Fleming Companies 144A 9.875% 5/1/12                        4,000         4,080
Ingles Markets 8.875% 12/1/11                               4,000         4,100
Marsh Supermarket 8.875% 8/1/07                             5,000         5,038
Perkins Family Restaurant 10.125% 12/15/07                  5,000         5,031
                                                                        -------
                                                                         45,163
                                                                        -------
Healthcare & Pharmaceuticals - 0.98%
Concentra Opererations 13.00% 8/15/09                       5,000         5,675
Hanger Orthoped 144A 10.375% 2/15/09                        5,000         5,331
Healthsouth 10.75% 10/1/08                                  8,000         8,910
Radiologix 10.50% 12/15/08                                  4,000         4,200
Rotech Healthcare 9.50% 4/1/12                              2,000         2,090
Triad Hospitals 8.75% 5/1/09                                7,000         7,464
                                                                        -------
                                                                         33,670
                                                                        -------
Home Builders - 0.25%
Beazer Homes USA 8.625% 5/15/11                             5,000         5,213
Ryland Group 9.75% 9/1/10                                   3,000         3,315
                                                                        -------
                                                                          8,528
                                                                        -------

Delaware Retirement Income Fund

                                                        Principal       Market
                                                         Amount          Value
Corporate Bonds (Continued)
Leisure, Lodging & Entertainment - 1.94%
Alliance Gaming 10.00% 8/1/07                            $ 8,000        $ 8,439
Bally Total Fitness 9.875% 10/15/07                        2,000          2,045
Circus & Eldorad 144A 10.125% 3/1/12                       7,000          7,315
Extended Stay America 9.875% 6/15/11                       8,000          8,420
HMH Properties 7.875% 8/1/08                               4,000          3,900
John Q Hammons 144A 8.875% 5/15/12                         5,000          5,100
Mohegan Tribal Gaming 8.375% 7/1/11                        8,000          8,240
Penn National 11.125% 3/1/08                               6,000          6,510
Regal Cinemas 144A 9.375% 2/1/12                           5,000          5,263
Six Flags 9.50% 2/1/09                                     6,000          6,240
Wheeling Island 144A 10.125% 12/15/09                      5,000          5,263
                                                                        -------
                                                                         66,735
                                                                        -------
Other Services - 0.46%
Service Corp International 6.30% 3/15/03                   8,000          7,920
Stewart Enterprises 10.75% 7/1/08                          7,000          7,805
                                                                        -------
                                                                         15,725
                                                                        -------
Metals & Mining - 0.21%
Earle M. Jorgensen 144A 9.75% 6/1/12                       7,000          7,088
                                                                        -------
                                                                          7,088
                                                                        -------
Packaging & Containers - 0.85%
AEP Industries 9.875% 11/15/07                             6,000          5,999
Graphic Packaging 8.625% 2/15/12                           5,000          5,250
Plastipak Holding 10.75% 9/1/11                            5,000          5,500
Portola Packaging 10.75% 10/1/05                           5,000          5,013
Silgan Holdings 9.00% 6/1/09                               3,000          3,143
Silgan 9.00% 6/1/09                                        4,000          4,190
                                                                        -------
                                                                         29,095
                                                                        -------
Paper & Forest Products - 0.57%
Ainsworth Lumber 13.875% 7/15/07                           1,000          1,128
Georgia Pacific 9.50% 12/1/11                              6,000          6,238
Tembec Industries 8.50% 2/1/11                            12,000         12,270
                                                                        -------
                                                                         19,636
                                                                        -------
Reit - 0.92%
Health Care REIT 7.50% 8/15/07                             9,000          9,111
Meristar Hospitality 144A 10.50% 6/15/09                   3,000          3,188
Nationwide Health Properties 7.06% 12/5/06-00              5,000          4,911
RFS Partnership 144A 9.75% 3/1/12                          4,000          4,200
Senior Housing Trust 8.625% 1/15/12                        5,000          5,225
Tanger Properties 9.125% 2/15/08                           2,000          2,049
Ventas Realty 144A 9.00% 5/1/12                            3,000          3,143
                                                                        -------
                                                                         31,827
                                                                        -------
Retail - 1.01%
Asbury Auto Group 144A 9.00% 6/15/12                       8,000          8,000
Cole National Group 144A 8.875% 5/15/12                    1,000          1,023
Gap 8.80% 12/15/08                                         6,000          6,092
J Crew Operating 10.375% 10/15/07                         10,000          8,763
Office Depot 10.00% 7/15/08                               10,000         11,049
                                                                        -------
                                                                         34,927
                                                                        -------
Technology - 0.27%
Fairchild Semiconductor 10.375% 10/1/07                    5,000          5,375
Seagate Technologies 144A 8.00% 5/15/09                    4,000          4,050
                                                                        -------
                                                                          9,425
                                                                        -------

Delaware Retirement Income Fund
                                                      Principal        Market
                                                       Amount          Value
Corporate Bonds (Continued)
Telecommunications - 1.32%
Crown Castle International 10.75% 8/1/11              $ 11,000       $  9,515
++Crown Castle International 10.375% 5/15/11             5,000          2,875
Dobson Communications 10.875% 7/1/10                    10,000          8,900
Nextel Communications 9.375% 11/15/09                   18,000         11,745
Qwest Cap Funding 7.25% 2/15/11                          5,000          3,819
SBA Communications 0.00% 3/1/08                          5,000          3,225
++Telecorp PCS 11.625% 4/15/09                           3,000          2,685
Time Warner Telecommunications 9.75% 7/15/08             5,000          2,675
                                                                     --------
                                                                       45,439
                                                                     --------
Textiles - 0.27%
Levi Strauss
   6.80% 11/1/03                                         3,000          2,910
   11.625% 1/15/08                                       6,000          6,270
                                                                     --------
                                                                        9,180
                                                                     --------
Transportation & Shipping - 0.77%
Hornbeck Leevac 10.625% 8/1/08                           5,000          5,269
Kansas City Southern Railway 9.50% 10/1/08               5,000          5,431
Petro Helicopter 9.375% 5/1/09                          10,000         10,450
Teekay Shipping 8.875% 7/15/11                           5,000          5,250
                                                                     --------
                                                                       26,400
                                                                     --------
Utilities - 2.01%
Avista 9.75% 6/1/08                                      5,000          5,448
Calpine 10.50% 5/15/06                                   5,000          4,504
Calpine Canada Energy 8.50% 5/1/08                      15,000         12,316
CMS Energy 8.90% 7/15/08                                 8,000          7,771
Midland Funding II 11.75% 7/23/05                       12,000         12,701
Mission Energy 13.50% 7/15/08                            5,000          5,225
Orion Power Holdings 12.00% 5/1/10                       6,000          5,550
PG&E National Energy Group 10.375% 5/16/11               6,000          6,191
Western Resources 144A
   7.875% 5/1/07                                         3,000          3,045
   9.75% 5/1/07                                          7,000          6,894
                                                                     --------
                                                                       69,645
                                                                     --------
Total Corporate Bonds (cost $757,071)                                 743,899
                                                                     --------

Convertible Bonds- 19.14%
Automobiles & Automotive Parts - 1.64%
Magna International 4.875% 2/15/05                      60,000         56,325
                                                                     --------
                                                                       56,325
                                                                     --------
Banking, Finance & Insurance - 1.92%
Bell Atlantic Financial Services 5.75% 4/1/03           65,000         65,975
                                                                     --------
                                                                       65,975
                                                                     --------
Cable, Media & Publishing - 1.63%
World Color Press 6.00% 10/1/07                         50,000         56,250
                                                                     --------
                                                                       56,250
                                                                     --------
Computers & Technology - 1.45%
Siebel Systems 5.50% 9/15/06                            45,000         49,781
                                                                     --------
                                                                       49,781
                                                                     --------
Industrial Machinery - 7.20%
Mail-Well 5.00% 11/1/02                                100,000         98,251
Mascotech 4.50% 12/15/03                                90,000         86,850
Thermo Fibertek 4.50% 7/15/04                           65,000         63,131
                                                                     --------
                                                                      248,232
                                                                     --------
Retail - 3.35%
Gap 144A 5.75% 3/15/09                                 100,000        115,375
                                                                     --------
                                                                      115,375
                                                                     --------
Transportation & Shipping - 1.95%
Continental Airlines 4.50% 2/1/07                       75,000         67,125
                                                                     --------
                                                                       67,125
                                                                     --------
Total Convertible Bonds (cost $625,650)                               659,063
                                                                     --------

Delaware Retirement Income Fund

                                                                          Number of           Market
                                                                            Shares             Value
Convertible Preferred Stock- 7.40%
Aerospace & Defense - 2.64%
Northrop Grumman 7.25%                                                         700           $ 90,986
                                                                                             --------
                                                                                               90,986
                                                                                             --------
Buildings & Materials - 0.92%
Georgia-Pacific PEPS Units                                                   1,100             31,680
                                                                                             --------
                                                                                               31,680
                                                                                             --------
Miscellaneous - 0.01%
Intermedia Communications Preferred PIK                                          1                239
                                                                                             --------
                                                                                                  239
                                                                                             --------
Telecommunications - 1.62%
Cox Communications 7.00%                                                     1,200             55,908
                                                                                             --------
                                                                                               55,908
                                                                                             --------
Transportation - 2.21%
Union Pacific Capital Trust 6.25%                                              400             20,300
Union Pacific Capital Trust 144A TIDES 6.25%                                 1,100             55,825
                                                                                             --------
                                                                                               76,125
                                                                                             --------
Total Convertible Preferred Stock (cost $258,345)                                             254,938
                                                                                             --------



Preferred Stock- 2.57%
REIT - 2.57%
Lasalle Hotel Properties 10.25%                                              3,300             88,440
                                                                                             --------
                                                                                               88,440
Total Preferred Stock (cost $82,500)                                                           88,440
                                                                                             --------

                                                                        Principal
                                                                         Amount

Repurchase Agreements - 9.67%
With BNP Paribas 1.77% 6/3/02
(dated 5/31/02, collateralized by $93,000
U.S. Treasury Bills due 6/6/02, market
value $93,168 and $8,000 U.S. Treasury Notes  6.00%
due 7/31/02, market value $8,456 and $7,000
U.S. Treasury Notes 5.75% due 4/30/03, market value
$7,551 and $11,000 U.S. Treasury Notes 5.75% due 8/15/03,
market value $12,073 and $5,000 U.S. Treasury Notes 7.50% due 2/15/05,
market value $6,134 and $4,000 U.S. Treasury Notes 6.50% due 5/15/05,
market value $4,790).                                                     $129,500            129,500
With J. P. Morgan Securities 1.72% 6/3/02
(dated 5/31/02, collateralized by $76,000
U.S. Treasury Notes 3.25% due 5/31/04, market
value $75,960).                                                             74,250             74,250
With UBS Warburg 1.76% 6/3/02
(dated 5/31/02, collateralized by $15,000
U.S. Treasury Notes 5.50% due 1/31/03, market
value $15,922 and $110,000  U.S. Treasury Notes
5.75% due 8/15/03, market value $115,971).                                 129,250            129,250
                                                                                             --------

Total Repurchase Agreements (cost $333,000)                                                   333,000
                                                                                             --------
Total Market Value of Securities - 99.97%
   (cost $3,253,505)                                                                        3,442,312

Receivables and Other Assets Net of Liabilities - 0.03%                                         1,058
                                                                                          -----------

Net Assets Applicable to 357,954 Shares Outstanding - 100.00%                              $3,443,370
                                                                                           ----------

Delaware Retirement Income Fund


Net Asset Value - Delaware Retirement Income Fund A Class
($17.51 / 1.821 Shares)                                                                         $9.62
                                                                                                =====
Net Asset Value - Delaware Retirement Income Fund Institutional Class
($3,443,352 / 357,952 Shares)                                                                   $9.62
                                                                                                =====
-----------------------------------------------------------------------
+ Non-income producing security for the period ended May 31, 2002.
++ Zero couponbond. The interest rate shown is the step-up rate.
PEPS - Participating Equity Preferred Shares
PIK - Pay in Kind
REIT - Real Estate Investment Trust
TIDES - Term Income Deferred Equity Securities

Components of Net Assets at May 31, 2002:
Shares of beneficial interest (unlimited authorization - no par)                           $3,148,724
Undistributed net investment income                                                           102,988
Accumulated net realized gain on investments                                                    2,851
Net unrealized appreciation of investments                                                    188,807
                                                                                           ----------
Total net assets                                                                           $3,443,370
                                                                                           ==========
Net Asset Value and Offering Price per Share -
Delaware Retirement Income Fund
Net asset value A Class (A)                                                                     $9.62
Sales charge (5.75% of offering or 6.13% of the amount invested per share) (B)                   0.59
                                                                                               ------
Offering price                                                                                 $10.21
                                                                                               ------

-------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B)   See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of Net Assets


DELAWARE SMALL CAP CONTRARIAN FUND
----------------------------------

May 31, 2002 (Unaudited)
                                               Number of            Market
                                                 Shares              Value
Common Stock- 91.94%
Aerospace & Defense - 0.79%
Elbit Systems                                     1,300            $19,825
+Herley Industries                                  300              6,150
                                                                   -------
                                                                    25,975
                                                                   -------
Banking & Finance - 13.96%
Alabama National Bancorp                          1,300             56,343
Associated Banc-Corp                              1,408             53,293
+Bok Financial                                      637             22,273
Colonial BancGroup                                2,800             43,120
Community Bank System                               500             15,550
Compass Bancshares                                1,800             62,639
FNB                                               2,092             64,839
Hancock Holding                                     400             23,732
Nara Bancorp                                      1,400             32,900
Provident Bankshares                                630             16,443
Republic Bancorp                                  3,200             46,528
Sovereign Bancorp                                 1,000             15,480
+Sterling Financial/Spokane                         330              7,557
                                                                   -------
                                                                   460,697
                                                                   -------
Basic Industries - 8.19%
Ametek                                            1,300             49,088
+Armor Holdings                                   1,000             26,200
Ball                                                800             33,264
+Crown Cork & Seal                                2,400             19,920
Florida Rock Industries                             700             27,020
OM Group                                            400             26,240
+Pactiv                                           2,400             55,607
Spartech                                          1,300             32,890
                                                                   -------
                                                                   270,229
                                                                   -------
Buildings & Materials - 2.12%
Lennar Corporation                                  300             16,416
LSI Industries                                    1,900             33,535
Martin Marietta Materials                           500             20,000
                                                                   -------
                                                                    69,951
                                                                   -------
Business Services - 2.40%
+Bell Microproducts                               1,900             19,570
+Hall, Kinion & Associates                        2,000             23,680
+Handleman                                        3,000             36,000
                                                                   -------
                                                                    79,250
                                                                   -------
Capital Spending - 1.01%
+Chase Industries                                   900             11,430
Cummins Engine                                      600             22,086
                                                                   -------
                                                                    33,516
                                                                   -------
Chemicals - 0.85%
Valspar Corporation                                 600             28,140
                                                                   -------
                                                                    28,140
                                                                   -------
Consumer Durables - 2.93%
+Aftermarket Technology                             200              4,744
+Furniture Brands International                     500             18,915
Harman International                                700             38,710
+Keystone Automotive Industries                     600             11,928
La-Z-Boy                                            800             22,400
                                                                   -------
                                                                    96,697
                                                                   -------

Delaware Small Cap Contrarian Fund

                                                   Number of           Market
                                                     Shares             Value
Common Stock (Continued)
Consumer Services - 2.67%
Advanced Marketing Services                             700            $12,250
+Midway Games                                         2,000             20,300
+Smart & Final                                        2,400             22,344
+Take-Two Interactive Software                        1,300             33,371
                                                                       -------
                                                                        88,265
                                                                       -------
Electronics & Electrical Equipment - 0.44%
Richardson Electronics                                1,300             14,456
                                                                       -------
                                                                        14,456
                                                                       -------
Energy - 4.08%
+Cal Dive International                               1,200             28,920
+Chesapeake Energy                                    3,700             27,824
Ocean Energy                                          2,200             48,906
Southwest Gas                                         1,200             29,172
                                                                       -------
                                                                       134,822
                                                                       -------
Engineering & Construction - 1.97%
Granite Construction                                  1,150             26,577
+Jacobs Engineering Group                             1,000             38,390
                                                                       -------
                                                                        64,967
                                                                       -------
Environmental Services - 0.76%
+Imco Recycling                                       2,400             25,248
                                                                       -------
                                                                        25,248
                                                                       -------
Food, Beverage & Tobacco - 6.72%
Bunge Limited                                         2,600             56,680
+Constellation Brands                                 1,600             47,152
+International Multifoods                             1,900             50,331
McCormick and Company                                 1,400             36,764
+Ralcorp Holdings                                     1,100             30,954
                                                                       -------
                                                                       221,881
                                                                       -------
Healthcare & Pharmaceuticals - 2.96%
Cooper Companies                                        600             30,006
+Kindred Healthcare                                     300             13,293
+Orthodontic Centers Of America                         900             23,382
+Orthofix International                                 700             24,486
+QuadraMed                                            1,100              6,677
                                                                       -------
                                                                        97,844
                                                                       -------
Industrial Machinery - 2.36%
+Gardner Denver                                       2,000             45,660
Graco                                                   750             32,213
                                                                       -------
                                                                        77,873
                                                                       -------
Insurance - 6.08%
Erie Indemnity Company                                  700             29,533
Everest Re Group                                        500             31,305
Mercury General                                       1,100             53,075
RenaissanceRe Holdings                                1,200             44,400
+Willis Group Holdings                                1,300             42,289
                                                                       -------
                                                                       200,602
                                                                       -------
Leisure, Lodging & Entertainment - 2.06%
+Jack in the Box                                        800             25,832
+Rare Hospitality International                       1,500             42,225
                                                                       -------
                                                                        68,057
                                                                       -------
Metals & Mining - 1.03%
Century Aluminum                                      2,100             34,104
                                                                       -------
                                                                        34,104
                                                                       -------
Paper & Forest Products - 2.46%
Abitibi-Consolidated                                  3,400             29,478
Boise Cascade                                           700             24,906
Domtar                                                2,300             26,864
                                                                       -------
                                                                        81,248
                                                                       -------

Delaware Small Cap Contrarian Fund

                                                   Number of           Market
                                                     Shares             Value
Common Stock (Continued)
REITs - 7.19%
AMB Property                                            800            $23,320
Chateau Communities                                   1,100             33,165
Mack-Cali Realty                                        700             24,381
Pan Pacific Retail Properties                         1,200             38,016
Prentiss Properties Trust                             1,900             60,895
Reckson Associates Realty                             1,300             32,695
SL Green Realty                                         700             25,060
                                                                       -------
                                                                       237,532
                                                                       -------
Retail - 5.39%
+Barnes & Noble                                       1,200             36,924
+Bebe Stores                                          1,500             27,810
+Department 56                                          700             12,600
+Gadzooks                                               600              7,656
+Goody's Family Clothing                              1,200             12,204
+Gymboree                                             1,300             21,320
+Hibbett Sporting Goods                                 750             20,408
+Oakley                                               1,200             22,032
+The Sports Authority                                 1,000             12,870
+Whitehall Jewellers                                    200              4,282
                                                                       -------
                                                                       178,106
                                                                       -------
Technology - 5.30%
+Actel                                                  900             22,140
Inter-Tel                                             1,000             18,900
+International Rectifier                                800             37,576
+Merix                                                1,100             19,030
+Photon Dynamics                                        600             24,228
+Photronics                                             800             18,296
Symbol Technologies                                   1,700             14,569
+Veeco Instruments                                      700             20,399
                                                                       -------
                                                                       175,138
                                                                       -------
Telecommunications - 1.41%
+Anixter International                                  500             14,075
+Artesyn Technologies                                 1,600             12,080
+Black Box                                              400             20,264
                                                                       -------
                                                                        46,419
                                                                       -------
Transportation - 2.69%
Alexander & Baldwin                                   1,200             33,012
+Arkansas Best                                          600             14,790
+Kirby                                                  800             21,840
+Yellow                                                 700             19,208
                                                                       -------
                                                                        88,850
                                                                       -------
Transportation & Shipping - 1.48%
UTI Worldwide                                         2,500             48,775
                                                                       -------
                                                                        48,775
                                                                       -------
Utilities - 2.64%
Great Plains Energy                                   1,200             27,924
PNM Resources                                           900             23,400
Scana                                                 1,147             35,855
                                                                       -------
                                                                        87,179
                                                                       -------
Total Common Stock (cost $2,307,642)                                 3,035,821
                                                                     ---------

Delaware Small Cap Contrarian Fund



                                                                                    Principal            Market
                                                                                      Amount              Value
Repurchase Agreements - 7.33%
With BNP Paribas 1.77% 6/3/02
(dated 5/31/02, collateralized by $68,000
U.S. Treasury Bills due 6/6/02, market
value $67,708 and $6,000 U.S. Treasury Notes 6.00%                                     $94,000           $94,000
due 7/31/02, market value $6,145 and $5,000
U.S. Treasury Notes 5.75% due 4/30/03, market value $5,487 and $8,000
U.S. Treasury Notes 5.75% due 8/15/03, market value $8,774 and $4,000
U.S. Treasury Notes 7.50% due 2/15/05, market value $4,458 and $3,000
U.S. Treasury Notes 6.50% due 5/15/05, market value $3,481).
With J.P. Morgan Securities 1.72% 6/3/02
(dated 5/31/02, collateralized by $55,000
U.S. Treasury Notes 3.25% due 5/31/04, market
value $55,202).                                                                         54,100            54,100
With UBS Warburg 1.76% 6/3/02
(dated 5/31/02, collateralized by $11,000
U.S. Treasury Notes 5.50% due 1/31/03, market
value $11,571 and $80,000 U.S. Treasury Notes
5.75% due 8/15/03, market value $84,279).                                               93,900            93,900
                                                                                                        --------
Total Repurchase Agreements (cost $242,000)                                                              242,000
                                                                                                        --------
Total Market Value of Securities - 99.27%
   (cost $2,549,642)                                                                                   3,277,821
Receivables and Other Assets Net of Liabilities - 0.73%                                                   23,953
                                                                                                      ----------
Net Assets Applicable to 283,905 Shares Outstanding - 100.00%                                         $3,301,774
                                                                                                      ----------
Net Asset Value - Delaware Small Cap Contrarian Fund Class A
($ 19.46 / 1.673 Shares)                                                                                  $11.63
                                                                                                          ======
Net Asset Value - Delaware Small Cap Contrarian Fund Institutional Class
($ 3,301,755 / 283,903 Shares)                                                                            $11.63
                                                                                                          ======
------------------------------------------------------------------
+Non-income producing security for the period ended May 31, 2002.
REIT - Real Estate Investment Trust

Components of Net Assets at May 31, 2002:
Shares of beneficial interest (unlimited authorization - no par)                                      $2,464,862
Undistributed net investment income                                                                        5,124
Accumulated net realized gain on investments                                                             103,609
Net unrealized appreciation of investments                                                               728,179
                                                                                                      ----------
Total net assets                                                                                      $3,301,774
                                                                                                      ==========

Net Asset Value and Offering Price per Share -
Delaware Small Cap Contrarian Fund
Net asset value Class A (A)                                                                               $11.63
Sales charge (5.75% of offering or 6.10% of the amount invested per share) (B)                              0.71
                                                                                                          ------
Offering price                                                                                            $12.34
                                                                                                          ------

-------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B    See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements of Operations

                                                                                  Delaware                 Delaware
                                                                                 Retirement                Small Cap
                                                                                   Income                 Contrarian
Six Months Ended May 31, 2002 (Unaudited)                                           Fund                     Fund
---------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                                         $ 35,415                  $ 19,331
Interest                                                                            67,915                     1,874
                                                                                 ---------                 ---------
                                                                                   103,330                    21,205
                                                                                 ---------                 ---------
Expenses:
Management fees                                                                     10,951                    11,784
Custodian fees                                                                         961                       272
Accounting and administration expenses                                                 878                       807
Trustees' fees                                                                         571                       734
Dividend disbursing, transfer agent fees and expenses                                  348                       460
Registration fees                                                                      237                       986
Professional Fees                                                                      215                       229
Reports and statements to shareholders                                                  70                       155
Taxes (other than taxes on income)                                                       -                         1
Other                                                                                  147                       122
                                                                                 ---------                 ---------
                                                                                    14,378                    15,550
Less expenses waived or absorbed                                                    (1,663)                   (3,730)
Less expenses paid indirectly                                                          (84)                      (43)
                                                                                 ---------                 ---------
Total expenses                                                                      12,631                    11,777
                                                                                 ---------                 ---------
Net Investment Income                                                               90,699                     9,428
                                                                                 ---------                 ---------
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments                                                    97,813                   103,875
Net change in unrealized appreciation of investments                               109,250                   298,335
                                                                                 ---------                 ---------
Net Realized and Unrealized Gain on Investments                                    207,063                   402,210
                                                                                 ---------                 ---------
Net Increase in Net Assets Resulting from Operations                             $ 297,762                 $ 411,638
                                                                                 =========                 =========


                               See accompanying notes

Statements of Changes in Net Assets

                                                                          Delaware Retirement                Delaware Small Cap
                                                                               Income Fund                     Contrarian Fund
                                                                   ----------------------------------------------------------------
                                                                       Six Months                        Six Months
                                                                          Ended          Year Ended         Ended        Year Ended
                                                                       (Unaudited)                       (Unaudited)
                                                                         5/31/02          11/30/01         5/31/02        11/30/01
                                                                    ---------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations:
Net investment income                                                    $ 90,699         $ 142,820          $ 9,428       $ 28,905
Net realized gain (loss) on investments                                    97,813           (94,939)         103,875        310,485
Net change in unrealized appreciation/depreciation of investments         109,250            75,117          298,335        228,709
                                                                    ---------------------------------------------------------------
Net increase in net assets resulting from operations                      297,762           122,998          411,638        568,099
                                                                    ---------------------------------------------------------------
Dividends and Distributions to Shareholders from:
Net investment income:
    Class A                                                                    (1)               (1)              (1)             -
    Institutional Class                                                  (153,263)         (131,124)         (28,045)       (39,100)

Net realized gain on investments:
    Class A                                                                     -                 -               (2)             -
    Institutional Class                                                         -          (109,488)        (228,515)             -
                                                                         (153,264)         (240,613)        (256,563)       (39,100)
Capital Share Transactions:
Proceeds from shares sold:
    Class A                                                                     -                 -                -             15
    Institutional Class                                                 3,250,000                 -                -              -

Net asset value of shares issued upon
    reinvestment of dividends and distributions:
    Class A                                                                     1                 1                3              -
    Institutional Class                                                   153,263           240,612          256,560         39,100
                                                                    ---------------------------------------------------------------
                                                                        3,403,264           240,613          256,563         39,115
                                                                    ---------------------------------------------------------------
Cost of shares repurchased:
    Class A                                                                     -           (25,256)             (15)             -
    Institutional Class                                                (3,369,860)           (1,565)               -              -
                                                                    ---------------------------------------------------------------
                                                                       (3,369,860)          (26,821)             (15)             -
                                                                    ---------------------------------------------------------------
Increase in net assets derived from capital share transactions             33,404           213,792          256,548         39,115
                                                                    ---------------------------------------------------------------

Net Increase in Net Assets                                                177,902            96,177          411,623        568,114

Net Assets:
Beginning of period                                                     3,265,468         3,169,291        2,890,151      2,322,037
                                                                    ---------------------------------------------------------------
End of period                                                         $ 3,443,370       $ 3,265,468      $ 3,301,774    $ 2,890,151
                                                                    ===============================================================


                             See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Retirement Income Fund Class A
                                                               ---------------------------------------------------------------------
                                                               Six Months Ended                                          12/02/96(1)
                                                                   5/31/02(2)                 Year Ended                        To
                                                                  (Unaudited)  11/30/01  11/30/00   11/30/99   11/30/98    11/30/97
                                                               --------------  --------  --------   --------   --------    ---------
Net asset value, beginning of period                               $ 9.230      $ 9.600   $ 9.430   $ 10.160    $ 11.700    $ 8.500

Income (loss) from investment operations:
     Net investment income(3)                                        0.241        0.405     0.403      0.431       0.632      0.558
     Net realized and unrealized gain (loss) on investments          0.582       (0.041)    0.285     (0.156)     (0.402)     2.685
                                                                   -------      -------   -------    -------    --------   --------
     Total from investment operations                                0.823        0.364     0.688      0.275       0.230      3.243
                                                                   -------      -------   -------    -------    --------   --------
Less dividends and distributions from:
     Net investment income                                          (0.433)      (0.400)   (0.420)    (0.620)     (0.570)    (0.043)
     Net realized gain on investments                                    -       (0.334)   (0.098)    (0.385)     (1.200)         -
                                                                   -------      -------   -------    -------    --------   --------
     Total dividends and distributions                              (0.433)      (0.734)   (0.518)    (1.005)     (1.770)    (0.043)
                                                                   -------      -------   -------    -------    --------   --------
Net asset value, end of period                                     $ 9.620      $ 9.230   $ 9.600    $ 9.430    $ 10.160   $ 11.700
                                                                   =======      =======   =======    =======    ========   ========
Total return(4)                                                      9.28%        3.87%     7.66%      3.14%       2.22%     38.31%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                           $ -          $ -      $ 24       $ 22        $ 23        $ 9
     Ratio of expenses to average net assets                         0.75%        0.75%     0.75%      0.75%       0.75%      0.75%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                       1.15%        1.05%     1.24%      1.17%       1.62%      2.18%
     Ratio of net investment income to average net assets            5.39%        4.38%     4.22%      4.46%       6.01%      5.48%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly      4.99%        4.08%     3.73%      4.03%       5.14%      4.05%
     Portfolio turnover                                               108%          89%       41%        42%         91%       196%

-----------------------
1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended May 31, 2002 was an increase in net investment income per share of $0.037, a decrease in net realized and unrealized gain (loss) per share of $0.037, and an increase in the ratio of net investment income to average net assets of 0.80%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
3  Per share information was based on the average shares outstanding method.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.



                        See accompanying notes

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Retirement Income Fund Institutional Class
                                                               ---------------------------------------------------------------------
                                                               Six Months Ended                                          12/02/96(1)
                                                                  5/31/02(2)                      Year Ended                    To
                                                                 (Unaudited)   11/30/01   11/30/00  11/30/99  11/30/98     11/30/97
                                                               --------------- --------   --------  --------  --------   ----------
Net asset value, beginning of period                               $ 9.230      $ 9.600    $ 9.420  $ 10.150  $ 11.690     $ 8.500

Income (loss) from investment operations:
     Net investment income(3)                                        0.241        0.405      0.403     0.431     0.632       0.558
     Net realized and unrealized gain (loss) on investments          0.582       (0.041)     0.295    (0.156)   (0.402)      2.675
                                                                   -------      -------    -------   -------  --------    --------
     Total from investment operations                                0.823        0.364      0.698     0.275     0.230       3.233
                                                                   -------      -------    -------   -------  --------    --------
Less dividends and distributions from:
     Net investment income                                          (0.433)      (0.400)    (0.420)   (0.620)   (0.570)     (0.043)
     Net realized gain on investments                                    -       (0.334)    (0.098)   (0.385)   (1.200)          -
                                                                   -------      -------    -------   -------  --------    --------
     Total dividends and distributions                              (0.433)      (0.734)    (0.518)   (1.005)   (1.770)     (0.043)
                                                                   -------      -------    -------   -------  --------    --------
Net asset value, end of period                                     $ 9.620      $ 9.230    $ 9.600   $ 9.420  $ 10.150    $ 11.690
                                                                   =======      =======    =======   =======  ========    ========

Total return(4)                                                      9.28%        3.87%      7.78%     3.15%     2.22%      38.19%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                       $ 3,443      $ 3,265    $ 3,145   $ 2,924   $ 2,840     $ 2,763
     Ratio of expenses to average net assets                         0.75%        0.75%      0.75%     0.75%     0.75%       0.75%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                       0.85%        0.75%      0.94%     0.87%     1.32%       1.88%
     Ratio of net investment income to average net assets            5.39%        4.38%      4.22%     4.46%     6.01%       5.48%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly      5.29%        4.38%      4.03%     4.33%     5.44%       4.35%
     Portfolio turnover                                               108%          89%        41%       42%       91%        196%



--------------------
1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended May 31, 2002 was an increase in net investment income per share of $0.037, a decrease in net realized and unrealized gain (loss) per share of $0.037, and an increase in the ratio of net investment income to average net assets of 0.80%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
3  Per share information was based on the average shares outstanding method.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.


                        See accompanying notes

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 Delaware Small Cap Contrarian Fund Class A
                                                                       ------------------------------------------------------------
                                                                       Six Months Ended                                 12/29/98(1)
                                                                           5/31/02(2)              Year Ended                To
                                                                         (Unaudited)      11/30/01        11/30/00       11/30/99
                                                                      -----------------   --------        --------       ---------
Net asset value, beginning of period                                      $ 11.130        $ 9.090          $ 8.930        $ 8.500

Income from investment operations:
     Net investment income(3)                                                0.034          0.111            0.159          0.104
     Net realized and unrealized gain on investments                         1.454          2.082            0.720          0.326
                                                                          --------       --------          -------        -------
     Total from investment operations                                        1.488          2.193            0.879          0.430
                                                                          --------       --------          -------        -------
Less dividends and distributions from:
     Net investment income                                                  (0.108)        (0.153)          (0.135)             -
     Net realized gain on investments                                       (0.880)             -           (0.584)             -
                                                                          --------       --------          -------        -------
     Total dividends and distributions                                      (0.988)        (0.153)          (0.719)             -
                                                                          --------       --------          -------        -------
Net asset value, end of period                                            $ 11.630       $ 11.130          $ 9.090        $ 8.930
                                                                          ========       ========          =======        =======
Total return(4)                                                             14.24%         24.42%           10.56%          5.06%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                                   $ -            $ -              $ -            $ -
     Ratio of expenses to average net assets                                 0.75%          0.75%            0.75%          0.80%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                               1.29%          1.18%            1.24%          2.14%
     Ratio of net investment income to average net assets                    0.60%          1.07%            1.81%          1.27%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly              0.06%          0.63%            1.32%         (0.12%)
     Portfolio turnover                                                        26%            82%             125%            63%

--------------------
1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2  Ratios have been annualized and total return has not been annualized.
3  Per share information was based on the average shares outstanding method.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.


                        See accompanying notes

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Small Cap Contrarian Fund Institutional Class
                                                                    ------------------------------------------------------------
                                                                    Six Months Ended                                12/29/98(1)
                                                                        5/31/02(2)                  Year Ended            To
                                                                      (Unaudited)         11/30/01        11/30/00   11/30/99
                                                                    ----------------      --------        --------   --------
Net asset value, beginning of period                                   $ 11.130           $ 9.090          $ 8.930    $ 8.500

Income from investment operations:
     Net investment income(3)                                             0.034             0.111            0.159      0.104
                                                                       --------          --------         --------    -------
     Net realized and unrealized gain on investments                      1.454             2.082            0.720      0.326
                                                                       --------          --------         --------    -------
     Total from investment operations                                     1.488             2.193            0.879      0.430

Less dividends and distributions from:
     Net investment income                                               (0.108)           (0.153)          (0.135)         -
                                                                       --------          --------         --------    -------
     Net realized gain on investments                                    (0.880)                -           (0.584)         -
                                                                       --------          --------         --------    -------
     Total dividends and distributions                                   (0.988)           (0.153)          (0.719)         -
                                                                       --------          --------         --------    -------

Net asset value, end of period                                         $ 11.630          $ 11.130          $ 9.090    $ 8.930
                                                                       --------          --------         --------    -------
Total return(4)                                                          14.24%            24.42%           10.56%      5.06%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                            $ 3,302           $ 2,890          $ 2,322    $ 2,101
     Ratio of expenses to average net assets                              0.75%             0.75%            0.75%      0.80%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                            0.99%             0.88%            0.94%      1.84%
     Ratio of net investment income to average net assets                 0.60%             1.07%            1.81%      1.27%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly           0.36%             0.93%            1.62%      0.18%
     Portfolio turnover                                                     26%               82%             125%        63%

------------------
1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2  Ratios have been annualized and total return has not been annualized.
3  Per share information was based on the average shares outstanding method.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.


                        See accompanying notes

Notes to Financial Statements


May 31, 2002 (Unaudited)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware business trust and offers three series: Delaware Retirement Income Fund, Delaware Small Cap Contrarian Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Retirement Income Fund and Delaware Small Cap Contrarian Fund (each referred to as a "Fund" or collectively as the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2002, only Class A and Institutional Class have commenced operations.

The investment objective of the Delaware Retirement Income Fund is to seek to provide high current income and the potential for capital appreciation. The investment objective of Delaware Small Cap Contrarian Fund is to seek capital appreciation.


1. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation- All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Change in Accounting Principle- As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide") and began amortizing all discount or premium on debt securities. Prior to January 1, 2001, the Retirement Income Fund did not amortize premium or market discount, which conformed to the Series' policy for federal income tax purposes. The cumulative effect of this accounting change had no impact on total assets of the Retirement Income Fund, but resulted in a $14,818 increase in cost of securities and a corresponding $14,818 decrease in net unrealized appreciation, based on securities held by the Fund on December 1, 2001.

In addition, effective January 1, 2001, the Fund adopted the provisions of the guide that require gains (losses) on paydowns of mortgage- and asset-backed securities to be recorded as an adjustment to interest income. Prior to December 1, 2001, such gains (losses) were included in realized gains (losses) on investments. The effect of these changes for the period ended May 31, 2002, was an increase in net investment income of $13,531, an increase in net unrealized appreciation (depreciation) of $11,189, and a decrease in net realized gains (losses) of $24,720. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting.

Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses and credits for the period ended May 31, 2002 were as follows:

                                           Delaware             Delaware
                                          Retirement            Small Cap
                                          Income Fund        Contrarian Fund
                                        ---------------     -----------------
Commission reimbursements                     $39                  $36
Earnings credits                               45                    7



2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Funds's average daily net assets as follows:

                                              Delaware             Delaware
                                             Retirement            Small Cap
                                             Income Fund        Contrarian Fund
                                            ------------        ----------------
On the first $500 million                       0.65%                0.75%
On the next $500 million                        0.60%                0.70%
On the next $1.5 billion                        0.55%                0.65%
Over $2.5 billion                               0.50%                0.60%

DMC has elected to waive that portion, if any, of the management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, distribution expenses, brokerage commissions and extraordinary expenses, do not exceed 0.75% of each Fund's respective average daily net assets through November 30, 2002.

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

At May 31, 2002, the Funds had liabilities for such fees and other expenses payable to DMC and affiliates as follows:

                                                Delaware          Delaware
                                               Retirement         Small Cap
                                               Income Fund     Contrarian Fund
                                              ------------    -----------------
Investment management fee
  payable to DMC                                 $1,502             $1,476
Dividend disbursing, transfer
  agent, accounting fees and other
  expenses payable to DSC                           443                437
Other expenses payable to DMC                       543                536
  and affiliates

Pursuant to the distribution agreement, the Funds pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has elected voluntarily to waive such fees at this time. No distribution expenses are paid by Institutional Class shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Funds. These officers and trustees are paid no compensation by the Funds.

3. Investments
For the period ended May 31, 2002, the Funds made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

                                       Delaware        Delaware
                                      Retirement       Small Cap
                                     Income Fund     Contrarian Fund
                                     ------------   -----------------
Purchases                             $3,452,169        $750,907
Sales                                  3,747,668         778,137

At May 31, 2002, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:


                                                Delaware          Delaware
                                               Retirement         Small Cap
                                              Income Fund      Contrarian Fund
                                              ------------     ---------------
Cost of investments                            $3,234,084         $2,549,642
                                               ==========         ==========
Aggregate unrealized appreciation                $299,641         $  783,216
Aggregate unrealized depreciation                 (91,413)           (55,037)
                                               ----------         ----------
Net unrealized appreciation                      $208,228         $  728,180
                                               ==========         ==========



4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended May 31, 2002 and the year ended November 30, 2001 were as follows:


Period ended May 31, 2002                      Delaware          Delaware
-------------------------                     Retirement         Small Cap
                                              Income Fund     Contrarian Fund
                                              -----------     ---------------
Ordinary Income                               $       -           $116,077
Long-Term Capital Gain                          153,264            140,486
                                              ---------           --------
Total  Dividends and Distributions            $ 153,264           $256,563
                                              ---------           --------


Year ended November 30, 2001                  Delaware           Delaware
----------------------------                 Retirement          Small Cap
                                             Income Fund      Contrarian Fund
                                             ------------     ---------------
Ordinary Income                               $240,613            $39,000
Long-Term Capital Gain                               -                  -
                                              --------            -------
Total Dividend and Distributions              $240,613            $39,000
                                              --------            -------

For federal income tax purposes, the following Funds had accumulated capital losses as of November 30, 2001, which may be carried forward and applied against future capital gains. Such capital loss carryforward amounts will expire as follows:

                             Delaware                   Delaware
                            Retirement                  Small Cap
                            Income Fund              Contrarian Fund
                           -------------             ---------------
Expires 2009                  $89,629                    $    -
                              -------                    --------

5. Capital Shares

Transactions in capital shares were as follows:

                                         Delaware Retirement             Delaware Small Cap
                                             Income Fund                   Contrarian Fund
                                        Six Months       Year          Six Months      Year
                                          Ended         Ended            Ended         Ended
                                         5/31/02       11/30/01         5/31/02       11/30/01
                                       (Unaudited)                    (Unaudited)
                                     ----------------------------------------------------------
Shares sold:
Class A                                           -            -             -            2
Institutional Class                         357,536            -             -            -

Shares issued upon
reinvestment of
dividends and
distributions:
Class A                                           -            -             -            -
Institutional Class                          17,182       26,325        24,227        4,120
                                            -------      -------        ------       ------
                                            374,718       26,325        24,227        4,122
                                            -------      -------        ------       ------

Shares repurchased:
Class A                                           -       (2,487)           (1)           -
Institutional Class                        (370,722)        (179)            -            -
                                            -------      -------        ------       ------
                                           (370,722)      (2,666)           (1)           -
                                            -------      -------        ------       ------
Net increase                                  3,996       23,659        24,226        4,122
                                            =======      =======        ======       ======


6. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Funds had no amounts outstanding at May 31, 2002, or at any time during the period.

7. Credit and Market Risk

Delaware Retirement Income Fund may invest 10% of its total net assets in illiquid securities and Delaware Small Cap Contrarian Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. Illiquid securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Delaware Small Cap Contrarian Fund invests a significant portion of its assets in small and mid-sized companies and may be subject to certain risks associated with ownership of securities of small and mid-sized companies. Investments in small or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence of narrow product lines.